Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jun. 29, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key		dei_EntityCentralIndexKey	0000827060
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jun. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date		rr_ProspectusDate	Nov. 01, 2014
AC Alternatives™ Equity Market Neutral Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	AC Alternatives™ Equity Market Neutral Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation independent of equity market conditions.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	226.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The managers use quantitative models to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities that they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued.  A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily publicly traded U.S. companies with a market capitalization greater than $1 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity, or specific events alter its prospects.
The fund’s use of short selling as a principal investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Management Risk – Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Failure to Maintain Market Neutrality – Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Style Risk – Because the fund’s portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets. Also, if at any time the market is not favoring the fund’s quantitative style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Small Cap Stocks – Though the fund invests primarily in larger companies, it may also invest in smaller companies. Investments in smaller companies may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns in its long portfolio or in which the fund has taken a short position.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2006): 10.73% Lowest Performance Quarter (3Q 2008): -6.78%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.08%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2013
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AC Alternatives™ Equity Market Neutral Fund | Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	0.05%
5 Years		rr_AverageAnnualReturnYear05	0.09%
Since Inception		rr_AverageAnnualReturnSinceInception	1.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | Investor Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.38%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	1.30%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.54%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,539
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,236
Annual Return 2006		rr_AnnualReturn2006	5.08%
Annual Return 2007		rr_AnnualReturn2007	7.85%
Annual Return 2008		rr_AnnualReturn2008	(2.55%)
Annual Return 2009		rr_AnnualReturn2009	(7.75%)
Annual Return 2010		rr_AnnualReturn2010	1.72%
Annual Return 2011		rr_AnnualReturn2011	5.87%
Annual Return 2012		rr_AnnualReturn2012	(1.22%)
Annual Return 2013		rr_AnnualReturn2013	5.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.08%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.78%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.99%
5 Years		rr_AverageAnnualReturnYear05	0.79%
Since Inception		rr_AverageAnnualReturnSinceInception	1.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | Investor Class | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	5.99%
5 Years		rr_AverageAnnualReturnYear05	0.79%
Since Inception		rr_AverageAnnualReturnSinceInception	1.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.39%
5 Years		rr_AverageAnnualReturnYear05	0.60%
Since Inception		rr_AverageAnnualReturnSinceInception	1.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | Institutional Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	1.30%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.54%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,441
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,045
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.30%
5 Years		rr_AverageAnnualReturnYear05	0.98%
Since Inception		rr_AverageAnnualReturnSinceInception	1.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | A Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.38%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	1.30%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.54%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	3.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 877
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,498
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,140
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,843
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(0.27%)
5 Years		rr_AverageAnnualReturnYear05	(0.64%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | C Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.38%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	1.30%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.54%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	3.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 395
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,015
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,128
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.95%
5 Years		rr_AverageAnnualReturnYear05	(0.23%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
AC Alternatives™ Equity Market Neutral Fund | R Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.38%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	1.30%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.54%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	3.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 346
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,780
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,694
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.48%
5 Years		rr_AverageAnnualReturnYear05	0.28%
Since Inception		rr_AverageAnnualReturnSinceInception	1.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.